UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Period Ended: December 31, 2008

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Rockbay Capital Management, LP
Address:  600 Fifth Avenue, 24th Floor
          New York, NY 10020

13F File Number: 28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	RCM Advisors, LLC, its general partner
Name: 	Atul Khanna
Title: 	Chief Executive Officer
Phone: 	212-332-4220

Signature, Place, and Date of Signing:



/s/ Atul Khanna         New York, New York      February 11, 2009
-----------------       ------------------      ----------------
[Signature]             [City,State]            [Date]


Report Type:
	[X] 13F HOLDINGS REPORT.
	[ ] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     1
Form 13F Information Table Entry Total: 15
Form 13F Information Table Value Total: $ 12,585
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this Form SH report is filed, other than the manager filing this report.

No.	Form 13F File Number    Name

01	28-11760                RCM Advisors, LLC

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

                                       FORM 13F INFORMATION TABLE
                                                                  VALUE   SHARES/   SH/  PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS CUSIP          (x$1000)PRN AMT   PRN  CALL DSCRETN  MANAGERS   SOLE
---------                           ---------      ---------      ----------------- ----------------------------  ---------
Yahoo Inc                           COM            984332106                  292500SH   CL   DEFINED  01                292500
Constellation Energy Group, Inc.    COM            210371100                   16674SH        DEFINED  01                 16674
Genentech Inc                       COM            368710406                   13946SH        DEFINED  01                 13946
General Growth Properties           COM            370021107                   25501SH        DEFINED  01                 25501
Harvest Natural Resources           COM            41754V103                   30717SH        DEFINED  01                 30717
Heckmann Corp                       COM            422680108                   14890SH        DEFINED  01                 14890
Liberty Acquisition                 COM            53015y107                   46000SH        DEFINED  01                 46000
NDS Group PLC-Spons                 COM            628891103                   12997SH        DEFINED  01                 12997
NRG Energy Inc.                     COM            629377508                   59808SH        DEFINED  01                 59808
Pride International, Inc            COM            74153q102                   79700SH        DEFINED  01                 79700
RAM Energy Resources Inc            COM            75130p109                   36408SH        DEFINED  01                 36408
Range Resources Corp                COM            75281a109                   29041SH        DEFINED  01                 29041
Southern Union                      COM            844030106                   40440SH        DEFINED  01                 40440
URS Corp                            COM            903236107                   22495SH        DEFINED  01                 22495
Datascope                           COM            238113104                   16000SH        DEFINED  01                 16000
